DIVESTITURES	12 Months Ended
Dec. 31, 2017
Discontinued Operations and Disposal Groups [Abstract]
DIVESTITURES
DIVESTITURES
The Company has divested certain businesses and assets, which, in each case, was not aligned with its core business objectives.
2017
CeraVe®, AcneFree™ and AMBI® skincare brands
On March 3, 2017, the Company completed the sale of its interests in the CeraVe®, AcneFree™ and AMBI® skincare brands for $1,300 million in cash (the “Skincare Sale”). The CeraVe®, AcneFree™ and AMBI® skincare business was part of the Bausch + Lomb/International segment and was reclassified as held for sale as of December 31, 2016. Included in Other (income) expense, net is the Gain on the Skincare Sale of $309 million, as adjusted, in the consolidated statement of operations.
Dendreon Pharmaceuticals LLC
On June 28, 2017, the Company completed the sale of all outstanding equity interests in Dendreon Pharmaceuticals LLC (formerly Dendreon Pharmaceuticals, Inc.) (“Dendreon”) for $845 million in cash (the “Dendreon Sale”), as adjusted. Dendreon was part of the former Branded Rx segment and was reclassified as held for sale as of December 31, 2016. Included in Other (income) expense, net is the Gain on the Dendreon Sale of $97 million, as adjusted, in the consolidated statement of operations.
iNova Pharmaceuticals
On September 29, 2017, the Company completed the sale of its Australian-based iNova Pharmaceuticals (“iNova”) business for $938 million in cash (the “iNova Sale”), as adjusted, and subject to the finalization of certain working capital provisions. iNova markets a diversified portfolio of weight management, pain management, cardiology and cough and cold prescription and OTC products in more than 15 countries, with leading market positions in Australia and South Africa, as well as an established platform in Asia. The Company will continue to operate in these geographies through the Bausch + Lomb franchise. The iNova business was part of the Bausch + Lomb/International segment and was reclassified as held for sale as of December 31, 2016. Included in Other (income) expense, net is the Gain on the iNova Sale of $309 million, as adjusted, in the consolidated statement of operations.
Obagi Medical Products, Inc.
On November 9, 2017, certain of the Company's affiliates completed the sale its Obagi Medical Products, Inc. (“Obagi”) business for $190 million in cash (the “Obagi Sale”). Obagi is a global specialty skin care pharmaceutical business with products focused on premature skin aging, skin damage, hyperpigmentation, acne and sun damage which are primarily available through dermatologists, plastic surgeons and other skin care professionals. The Obagi business was part of the former U.S. Diversified Products segment and was reclassified as held for sale as of March 31, 2017. The carrying value of the Obagi business, including associated goodwill, was adjusted to its estimated fair value less costs to sell and an impairment of $103 million was recognized in Asset impairments in the consolidated statement of operations. Included in Other (income) expense, net is a $13 million loss related to this transaction in the consolidated statement of operations.
Sprout Pharmaceuticals, Inc.
On December 20, 2017, the Company completed the sale of Sprout to a buyer affiliated with certain former shareholders of Sprout (the “Sprout Sale”), in exchange for a 6% royalty on global sales of Addyi® (flibanserin 100 mg) beginning June 2019. In connection with the completion of the Sprout Sale, the terms of the October 2015 merger agreement relating to the Company's acquisition of Sprout were amended to terminate the Company's ongoing obligation to make future royalty payments associated with the Addyi® product, as well as certain related provisions (including the obligation to make certain marketing and other expenditures). In connection with the completion of the Sprout Sale, the litigation against the Company, initiated on behalf of the former shareholders of Sprout, which disputed the Company's compliance with certain contractual terms of that same merger agreement with respect to the use of certain diligent efforts to develop and commercialize the Addyi® product (including a disputed contractual term with respect to the spend of no less than $200 million in certain expenditures), was dismissed with prejudice. In connection with the completion of the Sprout Sale, the Company issued the buyer a five-year $25 million loan for initial operating expenses. Addyi®, a once-daily, non-hormonal tablet approved for the treatment of acquired, generalized hypoactive sexual desire disorder in premenopausal women, is Sprout's only approved and commercialized product. Sprout was part of the former Branded Rx segment and was reclassified as held for sale as of September 30, 2017. The carrying value of the Sprout business, including associated goodwill, was adjusted to its estimated fair value less costs to sell and a $352 million impairment was recognized in Asset impairments in the consolidated statement of operations. Upon consummation of the transaction, a loss of $98 million was recognized in Other (income) expense, net in the consolidated statement of operations. The Company will recognize the agreed upon 6% royalty of global sales of Addyi® beginning in June 2019 as these royalties become due, as the Company does not recognize contingent payments until such amounts are realizable.
2016
Portfolio of Neurology Medical Device Products
On April 1, 2016, the Company completed the sale of a portfolio of neurology medical device products, including product rights and related fixed assets, for an upfront payment and certain future milestone payments. These assets were included in the Bausch + Lomb /International segment and a nominal loss on sale in the second quarter of 2016 was recorded.
Ruconest®
On December 7, 2016, the Company completed the sale of all North American commercialization rights to Ruconest® (recombinant human C1 esterase inhibitor) for up to $125 million in consideration, consisting of $60 million paid at closing and future sales-based milestone payments of up to $65 million. These assets were included in the former Branded Rx segment and was reclassified as held for sale in the second quarter of 2016. At that time, the assets were written down to the fair value of the expected consideration and a loss of $199 million was recorded in Asset impairments in the consolidated statement of operations. Upon consummation of the transaction on December 7, 2016, a loss of $22 million was recognized in Other expense (income) in the consolidated statement of operations, representing the estimated fair value of the contingent consideration associated with the sale as the Company does not recognize contingent payments until such amounts are realizable. Through December 31, 2017, no sales-based milestones have been achieved.
Paragon Holdings I, Inc.
On November 9, 2016, the Company completed the sale of Paragon Holdings I, Inc. In connection with the divestiture, the Company recognized a loss of $19 million in the third quarter of 2016, when the assets of the divested business were classified as held for sale.
ASSETS AND LIABILITIES HELD FOR SALE
In addition, the Company has classified a number of small businesses and assets as held for sale as of December 31, 2017 and 2016 as it expects to consummate the divestiture of these businesses within the next twelve months. The assets related to these businesses were included in the Company’s Bausch + Lomb/International segment. As a result, the carrying values of the assets related to these businesses, including the associated goodwill, were written down to fair value less costs to sell and a loss of $75 million were recognized in Asset impairments in 2016. The components of assets held for sale, as of December 31, 2017 and 2016 were as follows:

(in millions)	2017	2016
Current assets held for sale:
Cash	$—	$1
Trade receivables	—	86
Inventories	—	147
Other	—	27
Current assets held for sale	$—	$261

Non-current assets held for sale:
Identifiable intangible assets	$12	$680
Goodwill	—	1,355
Other	—	97
Non-current assets held for sale	$12	$2,132

Liabilities held for sale as of December 31, 2017 were $0. Current and Non-current liabilities held for sale as of December 31, 2016 of $57 million and $57 million, respectively, consists of deferred tax liabilities and other liabilities.